Basis of Preparation and Accounting Policies - COVID-19 (Details) - 6 months ended Jun. 30, 2020 £ in Millions, $ in Millions	GBP (£)	USD ($)
Impact of COVID-19
Represents the increase in the defined benefit pension deficit. | $		$ 40
UK defined benefit pension | UK defined benefit plans
Impact of COVID-19
Deficit recovery contribution | £	£ 79